PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 10.0%
343,852	American Mutual Fund, Class R-6	$ 22,298,824
69,558	Capital World Growth and Income Fund, Class R-6	5,630,707
		27,929,531
	FIXED INCOME - 74.6%
689,640	American Funds Emerging Markets Bond Fund, Class R-6	5,565,395
1,512,643	American Funds Multi-Sector Income Fund, Class R-6	13,931,438
2,487,085	American Funds Strategic Bond Fund, Class R-6	22,259,408
4,987,264	Bond Fund of America (The), Class R-6	55,209,012
5,577,493	Intermediate Bond Fund of America, Class R-6	69,272,467
4,417,863	Short Term Bond Fund of America, Class R-6	41,837,163
		208,074,883
	MIXED ALLOCATION - 15.0%
345,525	American Balanced Fund, Class R-6	13,976,471
133,203	American Capital Income Builder, Class R-6	11,179,754
600,019	Income Fund of America (The), Class R-6	16,776,525
		41,932,750

	TOTAL OPEN END FUNDS (Cost $280,309,988)	277,937,164

	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
386,044	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	386,044
320	Fidelity Treasury Money Market Fund, 3.35%(a)	320
	TOTAL SHORT-TERM INVESTMENTS (Cost $386,364)	386,364

	TOTAL INVESTMENTS - 99.7% (Cost $280,696,352)	$ 278,323,528
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	698,093
	NET ASSETS - 100.0%	$ 279,021,621

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	EQUITY - 99.9%
2,783,140	AMCAP Fund, Class R-6	$ 128,775,869
1,273,755	American Funds Fundamental Investors, Class R-6	130,165,032
3,181,998	Growth Fund of America (The), Class R-6	271,233,533
1,912,288	Investment Company of America (The), Class R-6	130,475,411
1,524,150	New Economy Fund (The), Class R-6	129,857,561
2,628,360	New Perspective Fund, Class R-6	195,260,874
494,499	New World Fund, Inc., Class R-6	52,555,322
2,286,976	Smallcap World Fund, Inc., Class R-6	192,929,307
947,693	Washington Mutual Investors Fund, Class R-6	64,471,529
	TOTAL OPEN END FUNDS (Cost $1,108,875,272)	1,295,724,438

	SHORT-TERM INVESTMENTS — 0.2%
	MONEY MARKET FUNDS - 0.2%
3,147,484	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	3,147,484
473	Fidelity Treasury Money Market Fund, 3.35%(a)	473
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,147,957)	3,147,957

	TOTAL INVESTMENTS - 100.1% (Cost $1,112,023,229)	$ 1,298,872,395
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(1,535,171)
	NET ASSETS - 100.0%	$ 1,297,337,224

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 4.0%
	EQUITY - 4.0%
69,043	iShares Global Infrastructure ETF (Cost $3,983,365)	$ 4,612,763

	OPEN END FUNDS — 95.5%
	ALTERNATIVE - 30.3%
1,961,073	BNY Mellon Global Real Return Fund, Class I	34,789,429

	EQUITY - 7.0%
355,699	BNY Mellon Global Real Estate Securities Fund, Class I	3,460,947
76,515	BNY Mellon Natural Resources Fund, Class I	4,576,360
		8,037,307
	FIXED INCOME - 58.2%
6,893,835	BNY Mellon Core Plus Fund, Class I	62,320,269
427,112	BNY Mellon Floating Rate Income Fund, Class I	4,582,916
		66,903,185

	TOTAL OPEN END FUNDS (Cost $107,087,750)	109,729,921

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
489,317	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	489,317
132	Fidelity Treasury Money Market Fund, 3.35%(a)	132
	TOTAL SHORT-TERM INVESTMENTS (Cost $489,449)	489,449

	TOTAL INVESTMENTS - 100.0% (Cost $111,560,564)	$ 114,832,133
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	41,286
	NET ASSETS - 100.0%	$ 114,873,419

ETF	- Exchange-Traded Fund

(a) (b)	Rate disclosed is the seven day effective yield as of July 31, 2026. Percentage rounds to less than 0.1%.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
227,937	iShares Core MSCI Emerging Markets ETF	$ 17,690,191
173,329	iShares Core S&P 500 ETF	130,052,215
219,553	iShares Currency Hedged MSCI EAFE ETF	10,198,237
188,282	iShares MSCI EAFE Growth ETF	22,862,142
440,685	iShares MSCI EAFE Value ETF	35,642,603
191,750	iShares MSCI Emerging Markets ex China ETF	17,664,010
50,418	iShares MSCI USA Momentum Factor ETF	15,104,729
299,725	iShares MSCI USA Quality Factor ETF	65,735,687
41,015	iShares S&P 100 ETF	15,135,765
454,233	iShares S&P 500 Growth ETF	61,435,013
183,479	iShares S&P 500 Value ETF	42,513,919
750,930	iShares U.S. Equity Factor Rotation Active ETF	50,650,228
85,167	iShares U.S. Technology ETF	20,273,153
	TOTAL EXCHANGE-TRADED FUNDS (Cost $385,473,609)	504,957,892

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
2,293,105	BlackRock Liquidity FedFund, Institutional Class, 3.56% (Cost $2,293,105)(a)	2,293,105

	TOTAL INVESTMENTS - 100.3% (Cost $387,766,714)	$ 507,250,997
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(1,357,629)
	NET ASSETS - 100.0%	$ 505,893,368

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 35.9%
	FIXED INCOME - 35.9%
256,925	Fidelity Corporate Bond ETF	$ 11,869,935
209,501	Invesco Taxable Municipal Bond ETF	5,505,686
82,776	iShares MBS ETF	7,691,546
	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,227,627)	25,067,167

	OPEN END FUNDS — 63.5%
	FIXED INCOME - 63.5%
1,575,119	Fidelity Investment Grade Bond Fund, Class Z	11,214,844
348,959	Fidelity New Markets Income Fund, Class Z	4,819,127
3,011,914	Fidelity Total Bond Fund, Class Z	28,281,869
	TOTAL OPEN END FUNDS (Cost $44,604,138)	44,315,840

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
371,077	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	371,077
164,001	Fidelity Treasury Money Market Fund, 3.35%(a)	164,001
	TOTAL SHORT-TERM INVESTMENTS (Cost $535,078)	535,078

	TOTAL INVESTMENTS - 100.1% (Cost $70,366,843)	$ 69,918,085
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(96,594)
	NET ASSETS - 100.0%	$ 69,821,491

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	EQUITY - 99.6%
1,699,552	Fidelity 500 Index Fund, Institutional Premium Class	$ 442,512,397
10,028,757	Fidelity Global ex US Index Fund, Institutional Premium Class	212,810,227
328,146	Fidelity Mid Cap Index Fund, Institutional Premium Class(a)	13,890,427
946,957	Fidelity Small Cap Index Fund, Institutional Premium Class	34,781,728
	TOTAL OPEN END FUNDS (Cost $530,541,073)	703,994,779

	SHORT-TERM INVESTMENTS — 0.7%
	MONEY MARKET FUNDS - 0.7%
4,803,752	BlackRock Liquidity FedFund, Institutional Class, 3.56%(b)	4,803,752
115	Fidelity Treasury Money Market Fund, 3.35%(b)	115
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,803,867)	4,803,867

	TOTAL INVESTMENTS - 100.3% (Cost $535,344,940)	$ 708,798,646
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(2,397,425)
	NET ASSETS - 100.0%	$ 706,401,221

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.2%
	EQUITY - 56.2%
663,149	Fidelity MSCI Consumer Discretionary Index ETF	$ 67,322,886
2,889,442	Fidelity MSCI Energy Index ETF	95,496,058
538,951	Fidelity MSCI Financials Index ETF	43,687,368
762,940	Fidelity MSCI Health Care Index ETF	60,081,525
229,842	Fidelity MSCI Industrials Index ETF	21,885,555
224,574	Fidelity MSCI Materials Index ETF	12,796,227
905,610	Fidelity MSCI Utilities Index ETF	51,701,275
	TOTAL EXCHANGE-TRADED FUNDS (Cost $336,288,730)	352,970,894

	OPEN END FUNDS — 43.6%
	EQUITY - 43.6%
649,186	Fidelity Advisor Communication Services Fund, Class Z	89,042,388
164,843	Fidelity Advisor Semiconductors Fund, Class Z	30,164,706
2,966,760	Fidelity Advisor Technology Fund, Class Z	155,042,881
	TOTAL OPEN END FUNDS (Cost $238,075,563)	274,249,975

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
3,455,626	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	3,455,626
1,791	Fidelity Treasury Money Market Fund, 3.35%(a)	1,791
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,457,417)	3,457,417

	TOTAL INVESTMENTS - 100.4% (Cost $577,821,710)	$ 630,678,286
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(2,288,577)
	NET ASSETS - 100.0%	$ 628,389,709

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
238,122	Vanguard FTSE Developed Markets ETF	$ 16,816,176
109,992	Vanguard FTSE Emerging Markets ETF	6,462,030
219,013	Vanguard Morningstar Growth ETF	18,659,908
16,125	Vanguard Morningstar Small-Cap ETF	4,759,132
94,473	Vanguard Morningstar Total Stock Market ETF	34,785,903
52,121	Vanguard Morningstar Value ETF	11,464,014
271,099	Vanguard Total International Stock ETF	22,932,264
	TOTAL EXCHANGE-TRADED FUNDS (Cost $96,759,267)	115,879,427

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
472,165	BlackRock Liquidity FedFund, Institutional Class, 3.56% (Cost $472,165)(a)	472,165

	TOTAL INVESTMENTS - 100.2% (Cost $97,231,432)	$ 116,351,592
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(189,541)
	NET ASSETS - 100.0%	$ 116,162,051

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
188,512	Invesco International Developed Dynamic Multifactor ETF	$ 6,448,996
238,846	Invesco Russell 1000 Dynamic Multifactor ETF	16,525,755
78,251	Invesco Russell 2000 Dynamic Multifactor ETF	4,089,296
176,850	Invesco S&P 500 Low Volatility ETF	13,481,275
27,119	Invesco S&P 500 Momentum ETF	3,900,526
159,795	Invesco S&P 500 Quality ETF	13,529,842
29,957	Invesco S&P 500 Revenue ETF	3,945,636
238,245	Invesco S&P Emerging Markets Low Volatility ETF	6,859,074
188,115	Invesco S&P International Developed Low Volatility ETF	6,797,084
28,769	Invesco S&P MidCap 400 GARP ETF	3,893,884
	TOTAL EXCHANGE-TRADED FUNDS (Cost $69,441,829)	79,471,368

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
447,056	BlackRock Liquidity FedFund, Institutional Class, 3.56% (Cost $447,056)(a)	447,056

	TOTAL INVESTMENTS - 100.4% (Cost $69,888,885)	$ 79,918,424
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(289,247)
	NET ASSETS - 100.0%	$ 79,629,177

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 7.9%
	FIXED INCOME - 7.9%
198,798	Janus Henderson Mortgage-Backed Securities ETF	$ 8,770,968
296,935	Janus Henderson Short Duration Income ETF	14,496,366
	TOTAL EXCHANGE-TRADED FUNDS (Cost $23,535,508)	23,267,334

	OPEN END FUNDS — 91.8%
	EQUITY - 12.1%
488,615	Janus Henderson Contrarian Fund, Class N	15,054,217
129,535	Janus Henderson Growth and Income Fund, Class N	10,331,746
112,045	Janus Henderson Research Fund, Class N	10,326,028
		35,711,991
	MIXED ALLOCATION - 79.7%
4,729,806	Janus Henderson Balanced Fund, Class N	234,882,170

	TOTAL OPEN END FUNDS (Cost $248,100,525)	270,594,161

	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUNDS - 0.4%
1,176,479	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	1,176,479
540	Fidelity Treasury Money Market Fund, 3.35%(a)	540
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,177,019)	1,177,019

	TOTAL INVESTMENTS - 100.1% (Cost $272,813,052)	$ 295,038,514
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(413,552)
	NET ASSETS - 100.0%	$ 294,624,962

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG JANUS HENDERSON® TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 19.8%
	FIXED INCOME - 19.8%
271,689	Janus Henderson Mortgage-Backed Securities ETF	$ 11,986,919
163,255	Janus Henderson Short Duration Income ETF	7,970,109
	TOTAL EXCHANGE-TRADED FUNDS (Cost $20,115,667)	19,957,028

	OPEN END FUNDS — 79.8%
	EQUITY - 44.0%
112,483	Janus Henderson Contrarian Fund, Class N	3,465,616
1,344,817	Janus Henderson Global Equity Income Fund, Class N	11,161,977
203,067	Janus Henderson Growth and Income Fund, Class N	16,196,618
137,457	Janus Henderson Overseas Fund, Class N	8,925,058
49,296	Janus Henderson Research Fund, Class N	4,543,075
		44,292,344
	FIXED INCOME - 35.8%
2,527,051	Janus Henderson Flexible Bond Fund, Class N	23,021,438
1,754,182	Janus Henderson High-Yield Fund, Class N	12,945,863
		35,967,301

	TOTAL OPEN END FUNDS (Cost $74,702,840)	80,259,645

	SHORT-TERM INVESTMENTS — 0.3%
	MONEY MARKET FUNDS - 0.3%
337,963	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	337,963
141	Fidelity Treasury Money Market Fund, 3.35%(a)	141
	TOTAL SHORT-TERM INVESTMENTS (Cost $338,104)	338,104

	TOTAL INVESTMENTS - 99.9% (Cost $95,156,611)	$ 100,554,777
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	57,339
	NET ASSETS - 100.0%	$ 100,612,116

ETF	- Exchange-Traded Fund
(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 67.8%
	EQUITY - 67.8%
101,410	JPMorgan BetaBuilders Japan ETF	$ 7,563,158
939,038	JPMorgan BetaBuilders US Equity ETF	126,394,515
110,532	JPMorgan International Growth ETF	8,982,935
566,604	JPMorgan International Research Enhanced Equity ETF	47,288,770
133,770	JPMorgan International Value ETF	12,809,815
615,340	JPMorgan US Research Enhanced Large Cap ETF (a)	41,596,984
33,208	State Street Communication Services Select Sector SPDR ETF	3,594,434
20,159	State Street Technology Select Sector SPDR ETF	3,534,881
	TOTAL EXCHANGE-TRADED FUNDS (Cost $220,340,175)	251,765,492

	OPEN END FUNDS — 31.8%
	ALTERNATIVE — 4.2%
617,349	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	15,452,252

	EQUITY — 27.6%
317,776	JPMorgan Emerging Markets Equity Fund, Class R6	16,479,872
345,218	JPMorgan Large Cap Growth Fund, Class R6	29,516,127
1,212,381	JPMorgan Large Cap Value Fund, Class R6	28,600,069
1,000,796	JPMorgan US Equity Fund, Class R6	28,052,313
		102,648,381

	TOTAL OPEN END FUNDS (Cost $106,904,885)	118,100,633

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS — 0.6%
2,171,240	BlackRock Liquidity FedFund, Institutional Class, 3.56%(b)	2,171,240
363	Fidelity Treasury Money Market Fund, 3.35%(b)	363
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,171,603)	2,171,603

	TOTAL INVESTMENTS — 100.2% (Cost $329,416,663)	372,037,728
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(631,531)
	NET ASSETS — 100.0%	$ 371,406,197

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated Company – PFG JP Morgan Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 61.9%
	EQUITY - 42.9%
28,779	JPMorgan BetaBuilders Japan ETF	$ 2,146,338
202,324	JPMorgan BetaBuilders US Equity ETF	27,232,810
33,783	JPMorgan International Growth ETF	2,745,544
109,984	JPMorgan International Research Enhanced Equity ETF	9,179,265
44,044	JPMorgan International Value ETF	4,217,653
183,370	JPMorgan US Research Enhanced Large Cap ETF	12,395,812
12,123	State Street Communication Services Select Sector SPDR ETF	1,312,194
7,762	State Street Technology Select Sector SPDR ETF	1,361,067
		60,590,683
	FIXED INCOME - 19.0%
456,619	JPMorgan Active Bond ETF	24,054,689
61,571	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	2,815,334
		26,870,023

	TOTAL EXCHANGE-TRADED FUNDS (Cost $80,022,188)	87,460,706

	OPEN END FUNDS — 37.7%
	ALTERNATIVE - 2.9%
162,832	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,075,690

	EQUITY - 19.3%
71,714	JPMorgan Emerging Markets Equity Fund, Class R6	3,719,102
21,223	JPMorgan Equity Index Fund, Class R6	2,383,583
85,330	JPMorgan Large Cap Growth Fund, Class R6	7,295,755
300,555	JPMorgan Large Cap Value Fund, Class R6	7,090,103
242,806	JPMorgan US Equity Fund, Class R6	6,805,864
		27,294,407
	FIXED INCOME - 15.5%
2,602,579	JPMorgan Core Plus Bond Fund, Class R6	18,504,336
408,374	JPMorgan Income Fund, Class R6	3,450,761
		21,955,097

	TOTAL OPEN END FUNDS (Cost $48,085,695)	53,325,194

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
699,413	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	$ 699,413
79,567	Fidelity Treasury Money Market Fund, 3.35%(a)	79,567
	TOTAL SHORT-TERM INVESTMENTS (Cost $778,980)	778,980

	TOTAL INVESTMENTS - 100.2% (Cost $128,886,863)	$ 141,564,880
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(220,572)
	NET ASSETS - 100.0%	$ 141,344,308

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	ALTERNATIVE - 10.0%
792,768	Meeder Spectrum Fund, Institutional Class	$ 13,469,136

	EQUITY - 76.4%
1,365,821	Meeder Dynamic Allocation Fund, Institutional Class	22,617,992
343,739	Meeder Moderate Allocation Fund, Institutional Class	4,692,043
6,667,394	Meeder Muirfield Fund, Institutional Class(a)	75,141,532
		102,451,567
	FIXED INCOME - 2.7%
198,688	Meeder Tactical Income Fund, Institutional Class	1,895,482
92,077	Performance Trust Total Return Bond Fund, Institutional Class	1,778,928
		3,674,410
	MIXED ALLOCATION - 10.7%
720,424	Meeder Balanced Fund, Institutional Class	10,633,457
150,284	Meeder Conservative Allocation Fund, Institutional Class	3,740,579
		14,374,036

	TOTAL OPEN END FUNDS (Cost $115,284,378)	133,969,149

	SHORT-TERM INVESTMENTS — 0.0%(b)
	MONEY MARKET FUNDS - 0.0%(b)
172	Fidelity Treasury Money Market Fund, 3.35% (Cost $172)(c)	172

	TOTAL INVESTMENTS - 99.8% (Cost $115,284,550)	$ 133,969,321
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	218,095
	NET ASSETS - 100.0%	$ 134,187,416

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.
(b)	Percentage rounds to less than 0.1%.
(c)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.5%
	COMMODITY - 4.9%
162,070	iShares GSCI Commodity Dynamic Roll Strategy ETF	$ 5,289,965

	EQUITY - 9.6%
44,145	Schwab International Small-Cap Equity ETF	2,133,969
58,671	SPDR Portfolio Emerging Markets ETF	2,988,114
7,407	Vanguard Small-Cap Growth ETF	2,521,787
11,043	Vanguard Small-Cap Value ETF	2,701,449
		10,345,319

	TOTAL EXCHANGE-TRADED FUNDS (Cost $11,786,672)	15,635,284

	OPEN END FUNDS — 85.2%
	EQUITY - 85.2%
309,917	MFS Global Real Estate Fund, Class R6	5,649,796
63,284	MFS Growth Fund, Class R6	12,772,510
127,808	MFS International Equity Fund, Class R6	5,624,839
110,037	MFS International Growth Fund, Class R6	5,403,926
284,318	MFS International Large Cap Value Fund, Class R6	5,569,798
54,798	MFS International New Discovery Fund, Class R6	1,989,720
358,750	MFS Mid Cap Growth Fund, Class R6	10,436,049
305,183	MFS Mid Cap Value Fund, Class R6	10,965,212
197,188	MFS Research Fund, Class R6	11,779,998
294,528	MFS Research International Fund, Class R6	8,570,777
239,871	MFS Value Fund, Class R6	13,166,547
	TOTAL OPEN END FUNDS (Cost $80,978,487)	91,929,172

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS - 0.4%
403,501	BlackRock Liquidity FedFund, Institutional Class, 3.56% (Cost $403,501)(a)	$ 403,501

	TOTAL INVESTMENTS - 100.1% (Cost $93,168,660)	$ 107,967,957
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(104,862)
	NET ASSETS - 100.0%	$ 107,863,095

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME - 99.3%
4,553,158	PIMCO Income Fund, Institutional Class	$ 48,673,256
2,702,930	PIMCO International Bond Fund, Institutional Class	26,137,336
1,371,257	PIMCO Investment Grade Credit Bond Fund, Institutional Class	12,176,762
1,894,776	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	17,375,099
8,096,223	PIMCO Total Return Fund, Institutional Class	69,546,559
	TOTAL OPEN END FUNDS (Cost $178,628,353)	173,909,012

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
781,217	BlackRock Liquidity FedFund, Institutional Class, 3.56%(a)	781,217
83	Fidelity Treasury Money Market Fund, 3.35%(a)	83
	TOTAL SHORT-TERM INVESTMENTS (Cost $781,300)	781,300

	TOTAL INVESTMENTS - 99.8% (Cost $179,409,653)	$ 174,690,312
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	365,311
	NET ASSETS - 100.0%	$ 175,055,623

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
54,736	Vanguard Extended Market ETF	$ 12,926,454
415,894	Vanguard Russell 1000 Growth ETF	50,701,638
486,351	Vanguard Russell 1000 Value ETF	53,702,877
26,254	Vanguard Russell 2000 ETF	3,090,883
145,377	Vanguard S&P 500 ETF	99,823,117
	TOTAL EXCHANGE-TRADED FUNDS (Cost $186,072,329)	220,244,969

	SHORT-TERM INVESTMENTS — 0.5%
	MONEY MARKET FUNDS - 0.5%
1,215,594	BlackRock Liquidity FedFund, Institutional Class, 3.56% (Cost $1,215,594)(a)	1,215,594

	TOTAL INVESTMENTS - 100.3% (Cost $187,287,923)	$ 221,460,563
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(696,559)
	NET ASSETS - 100.0%	$ 220,764,004

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of July 31, 2026.